EQUITY (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Share-Based Compensation [Abstract]
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]

At September 30, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled		$
Balance outstanding at September 30, 2012	3,050,000		$0.18
Balance exercisable at September 30, 2012	1,162,500	$

At March 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-		$-
Granted	2,100,000		0.10
Exercised
Cancelled		$
Balance outstanding at March 31, 2012	2,100,000		$0.10
Balance exercisable at March 31, 2012	1,162,500	$

Stock option activity

A summary of the Company’s stock option activity for the period ended September 30, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, September 30, 2012	1,750,000	$0.10	$1.00	183.83%
	300,000	$0.27	$0.27	228.36%
	1,000,000	$0.28	$0.27	228.36%
	3,050,000
Vested, September 30, 2012	912,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,162,500

A summary of the Company’s stock option activity for the period ended March 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, March 31, 2012	2,100,000	$0.10	$1.00	183.83%

Vested, March 31, 2012	-	$0.10	$1.00	183.83%